Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, Shares Authorized		362,258,435	362,258,435
Temporary equity, Shares Issued		300,623,025	249,935,596
Temporary equity, Shares Outstanding		300,623,025	249,935,596
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.001
Common stock, par value		$ 0.001
Common stock, shares authorized	35,803,199	35,803,199	630,461,814
Common stock, shares authorized		801,996,399
Common stock, shares issued	13,417,826	12,487,438	185,959,043
Common stock, shares issued		279,720,332
Common stock, shares outstanding	13,417,826	12,487,438	185,959,043
Common stock, shares outstanding		279,720,332
Southern Airways Corporation
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	373,935	364,841	336,914
Common stock, shares outstanding	373,935	364,841	336,914
Redeemable Convertible Preferred Shares
Temporary equity, par value per share	$ 0.001	$ 0.001	$ 0.001
Temporary equity, Shares Authorized	263,459,277	263,459,277	263,459,277
Temporary equity, Shares Issued	234,856,003	229,144,283	179,329,073
Temporary equity, Shares Outstanding	234,856,003	229,144,283	179,329,073
Temporary Equity, Liquidation Preference	$ 181,599	$ 178,608	$ 153,094
Redeemable Convertible Preferred Shares | Southern Airways Corporation
Temporary equity, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, Shares Authorized	162,589	162,589	162,589
Temporary equity, Shares Issued	162,589	162,589	162,589
Temporary equity, Shares Outstanding	162,589	162,589	162,589
Temporary Equity, Liquidation Preference	$ 7,332	$ 7,092	$ 6,627
Class B-6s Convertible Preferred Shares
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	108,242,028	98,799,158	98,799,158
Preferred stock, shares issued	83,819,163	71,478,742	70,606,523
Preferred stock, shares outstanding	83,819,163	71,478,742	70,606,523